PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Combined carrying amounts of goodwill allocated to each cash-generating unit (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Growth rates (as a percent)	2.70%	3.00%
Assumptions
Risk-free fee (T-Note 10y) (as a percent)	3.50%
Market risk premium (as a percent)	5.11%
BR
Assumptions
Inflation (as a percent)	3.87%
Country risk premium (as a percent)	5.19%
Tax rate (as a percent)	34.00%
US
Assumptions
Inflation (as a percent)	2.30%
UK
Assumptions
Inflation (as a percent)	2.56%
Country risk premium (as a percent)	1.03%
Tax rate (as a percent)	19.00%
ARG
Assumptions
Country risk premium (as a percent)	20.71%
Tax rate (as a percent)	30.00%
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discount rates (as a percent)	10.10%	8.30%
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discount rates (as a percent)	24.80%	12.20%
Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	R$ 154,722	R$ 57,439
Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	436,594
Cash-generating units [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	1,460,072	1,132,817
Cash generating unit – Moove | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	1,296,266	916,742
Cash generating unit – Moove | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	154,722	57,439
Cash generating unit – Moove | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
Cash generating unit – Compass | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	100,192	94,891
Cash generating unit – Compass | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
Cash generating unit – Compass | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
Cash generating unit – Rumo | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	37,529	100,451
Cash generating unit – Rumo | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
Cash generating unit – Rumo | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
Cash generating unit – Cosan investimentos | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	26,085	20,733
Cash generating unit – Cosan investimentos | Brands and patents [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets
Cash generating unit – Cosan investimentos | Licenses and authorizations [member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill and intangible assets	R$ 436,594